Supplemental Data (Summary of Cash Flow Effects of Decrease (Increase) in Operating Working Capital) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Accounts receivable	$ 48	$ 127	$ (151)
Inventories	10	290	(76)
Trade accounts payable	179	(109)	109
Accrued expenses	106	125	92
Accrued income taxes	(110)	122	20
Derivatives	79	(15)	9
Currency and other	(134)	42	(20)
Total	$ 178	$ 582	$ (17)